Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	RELATED-PARTY TRANSACTIONS
At December 31, 2025 and 2024, the Plan held 260,734 and 267,048 shares of the Company’s common stock, the Employer's Parent Company, with a fair value of $10,684,861 and $11,301,477, respectively. The Plan also invests in the DGI US Government Money Market Fund and the DGI Balanced Fund, both of which are managed by the Employer, with fair values of $2,577,661and $7,294, respectively, as of December 31, 2025. The Employer is the Plan sponsor and trustee and a wholly owned subsidiary of the Company and, therefore, qualifies as a party-in-interest. The Plan also held notes receivable from participants which also qualify as party-in-interest transactions. At December 31, 2025 and 2024, these notes receivables amounted to $64,445 and $72,415, respectively.

Mid Atlantic serves as the custodian and trading partner and manages the stable value fund and, therefore, qualifies as a party-in-interest.

The Employer provided trustee services to the Plan as per the RPS Agreement.